Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company	$ (8,441,559)	$ 1,421,781	$ 4,603,708
Weighted average number of common shares outstanding - Basic	25,913,631	25,913,631	20,800,670
Dilutive securities -unexercised warrants and options		27,975	9,280
Weighted average number of common shares outstanding - diluted	25,913,631	25,941,606	20,809,950
Earnings (loss) per share - Basic	$ (0.33)	$ 0.05	$ 0.22
Earnings (loss) per share - Diluted	$ (0.33)	$ 0.05	$ 0.22